Cash and cash equivalents (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [Abstract]
Cash on hand		$ 902	$ 864
Cash at banks		126,972	123,950
Short-term investments	[1]	348,840	154,028
Total cash and cash equivalents		$ 476,714	$ 278,842	$ 422,083	$ 861,376
Maximum period for fix-term deposits (promissory notes) and repurchase/resell agreement		3 days

[1]	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.